Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Life Insurance in Force
Direct amount	$ 29.5	$ 37.9	$ 68.1
Ceded to other companies	15.8	21.9	48.4
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 13.7	$ 16.0	$ 19.7
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 8.7	$ 9.7	$ 20.2
Ceded to other companies	8.2	9.1	19.5
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.5	$ 0.6	$ 0.7
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 35.8	$ 29.3	$ 65.1
Ceded to other companies	35.6	28.9	64.8
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.2	$ 0.4	$ 0.3
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life insurance
Premiums:
Direct amount	$ 0.8	$ 0.6	$ 1.0
Ceded to other companies	0.7	0.5	0.9
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.1	$ 0.1	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 1.4	$ 1.0	$ 1.9
Ceded to other companies	1.3	1.0	1.8
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.1	$ 0.0	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 7.9	$ 9.1	$ 19.2
Ceded to other companies	7.5	8.6	18.6
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.4	$ 0.5	$ 0.6
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 34.4	$ 28.3	$ 63.2
Ceded to other companies	34.3	27.9	63.0
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.1	$ 0.4	$ 0.2
Percentage of amount assumed to net	0.00%	0.00%	0.00%